Schedule of Financial Assets and Liabilities Recorded at Fair Value (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant			$ 322,000	$ 810,000
Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant
Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant			322,000
PIPE Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant	$ 49	280	79,512
PIPE Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant
PIPE Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant	49	280	79,512
Public Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant	9,459	10,896	246,445
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant	9,459	10,896	246,445
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant
Private Placement Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant	2	14	9,632
Private Placement Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant	2	14	9,632
Abaca Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant	13,511	28,430	1,024,900
Abaca Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant
Abaca Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant	$ 13,511	28,430	1,024,900
Forward Purchase Derivative Liability [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant			7,309,580
Forward Purchase Derivative Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant
Forward Purchase Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Abaca warrant			$ 7,309,580